Information Provided in Connection with Investments in Deferred Annuity Contracts and SignatureNotes Issued or Assumed by John Hancock Life Insurance Company (U.S.A.) (Tables)	12 Months Ended
Dec. 31, 2024
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Summary of Condensed Consolidated Statement of Financial Position	Condensed Consolidated Statement of Financial Position

As at December 31, 2024	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Assets
Invested assets	$126	$112,444	$330,044	$(117)	$442,497
Investments in unconsolidated subsidiaries	65,350	9,393	21,510	(96,253)	-
Insurance contract assets	-	-	177	(75)	102
Reinsurance contract held assets	-	46,811	22,440	(10,236)	59,015
Other assets	548	11,182	34,660	(5,174)	41,216
Segregated funds net assets	-	218,909	218,681	(1,602)	435,988
Total assets	$66,024	$398,739	$627,512	$(113,457)	$978,818
Liabilities and equity
Insurance contract liabilities, excluding those for account of segregated fund holders	$-	$148,828	$258,007	$(10,434)	$396,401
Reinsurance contract held liabilities	-	-	2,669	-	2,669
Investment contract liabilities	-	5,260	8,854	(616)	13,498
Other liabilities	1,539	8,432	58,333	(5,163)	63,141
Long-term debt	6,629	-	-	-	6,629
Capital instruments	6,884	-	648	-	7,532
Insurance contract liabilities for account of segregated fund holders	-	58,137	68,408	-	126,545
Investment contract liabilities for account of segregated fund holders	-	160,772	150,273	(1,602)	309,443
Shareholders’ and other equity	50,972	17,357	78,285	(95,642)	50,972
Participating policyholders’ equity	-	(47)	614	-	567
Non-controlling interests	-	-	1,421	-	1,421
Total liabilities and equity	$66,024	$398,739	$627,512	$(113,457)	$978,818
Condensed Consolidated Statement of Financial Position

As at December 31, 2023	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Assets
Invested assets	$86	$109,433	$307,930	$(239)	$417,210
Investments in unconsolidated subsidiaries	58,694	8,674	17,916	(85,284)	-
Insurance contract assets	-	-	217	(72)	145
Reinsurance contract held assets	-	42,418	10,380	(10,147)	42,651
Other assets	329	8,731	32,700	(3,736)	38,024
Segregated funds net assets	-	188,067	191,241	(1,764)	377,544
Total assets	$59,109	$357,323	$560,384	$(101,242)	$875,574
Liabilities and equity
Insurance contract liabilities, excluding those for account of segregated fund holders	$-	$145,589	$232,972	$(10,565)	$367,996
Reinsurance contract held liabilities	-	-	2,831	-	2,831
Investment contract liabilities	-	3,487	8,928	(599)	11,816
Other liabilities	573	5,869	51,266	(3,786)	53,922
Long-term debt	6,071	-	-	-	6,071
Capital instruments	5,426	594	647	-	6,667
Insurance contract liabilities for account of segregated fund holders	-	51,719	62,424	-	114,143
Investment contract liabilities for account of segregated fund holders	-	136,348	128,817	(1,764)	263,401
Shareholders’ and other equity	47,039	13,773	70,755	(84,528)	47,039
Participating policyholders’ equity	-	(56)	313	-	257
Non-controlling interests	-	-	1,431	-	1,431
Total liabilities and equity	$59,109	$357,323	$560,384	$(101,242)	$875,574

Summary of Condensed Consolidated Statement of Income	Condensed Consolidated Statement of Income

For the year ended December 31, 2024	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Insurance service result
Insurance revenue	$-	$11,022	$16,654	$(1,084)	$26,592
Insurance service expenses	-	(10,501)	(12,384)	1,063	(21,822)
Net expenses from reinsurance contracts held	-	(309)	(499)	39	(769)
Total insurance service result	-	212	3,771	18	4,001
Investment result
Net investment income (loss)	871	4,548	14,880	(1,188)	19,111
Insurance / reinsurance finance income (expenses)	-	(3,894)	(11,022)	(170)	(15,086)
Other investment result	-	(34)	(367)	(103)	(504)
Total investment result	871	620	3,491	(1,461)	3,521
Other revenue	(34)	853	7,257	(488)	7,588
Other expenses	(45)	(1,209)	(5,359)	274	(6,339)
Interest expenses	(494)	(19)	(2,825)	1,657	(1,681)
Net income (loss) before income taxes	298	457	6,335	-	7,090
Income tax (expenses) recoveries	(30)	52	(1,234)	-	(1,212)
Net income (loss) after income taxes	268	509	5,101	-	5,878
Equity in net income (loss) of unconsolidated subsidiaries	5,117	550	1,059	(6,726)	-
Net income (loss)	$5,385	$1,059	$6,160	$(6,726)	$5,878
Net income (loss) attributed to:
Non-controlling interests	$-	$-	$247	$-	$247
Participating policyholders	-	135	246	(135)	246
Shareholders and other equity holders	5,385	924	5,667	(6,591)	5,385
	$5,385	$1,059	$6,160	$(6,726)	$5,878
Condensed Consolidated Statement of Income

For the year ended December 31, 2023	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Insurance service result
Insurance revenue	$-	$9,858	$15,754	$(1,640)	$23,972
Insurance service expenses	-	(8,928)	(12,195)	1,741	(19,382)
Net expenses from reinsurance contracts held	-	(315)	(175)	(123)	(613)
Total insurance service result	-	615	3,384	(22)	3,977
Investment result
Net investment income (loss)	638	4,232	14,179	(1,028)	18,021
Insurance / reinsurance finance income (expenses)	-	(4,723)	(9,993)	88	(14,628)
Other investment result	-	100	(432)	(103)	(435)
Total investment result	638	(391)	3,754	(1,043)	2,958
Other revenue	14	790	6,384	(442)	6,746
Other expenses	(55)	(1,112)	(4,776)	268	(5,675)
Interest expenses	(433)	(79)	(2,281)	1,239	(1,554)
Net income (loss) before income taxes	164	(177)	6,465	-	6,452
Income tax (expenses) recoveries	7	175	(1,027)	-	(845)
Net income (loss) after income taxes	171	(2)	5,438	-	5,607
Equity in net income (loss) of unconsolidated subsidiaries	4,932	811	809	(6,552)	-
Net income (loss)	$5,103	$809	$6,247	$(6,552)	$5,607
Net income (loss) attributed to:
Non-controlling interests	$-	$-	$144	$-	$144
Participating policyholders	-	(74)	360	74	360
Shareholders and other equity holders	5,103	883	5,743	(6,626)	5,103
	$5,103	$809	$6,247	$(6,552)	$5,607

Summary of Consolidated Statement of Cash Flows	Consolidated Statement of Cash Flows

For the year ended December 31, 2024	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Operating activities
Net income (loss)	$5,385	$1,059	$6,160	$(6,726)	$5,878
Adjustments:
Equity in net income of unconsolidated subsidiaries	(5,117)	(550)	(1,059)	6,726	-
Increase (decrease) in insurance contract net liabilities	-	441	8,994	-	9,435
Increase (decrease) in investment contract liabilities	-	70	434	-	504
(Increase) decrease in reinsurance contract assets, excluding reinsurance transactions	-	(136)	(477)	-	(613)
Amortization of (premium) discount on invested assets	-	37	(327)	-	(290)
Contractual service margin (“CSM”) amortization	-	(441)	(1,935)	-	(2,376)
Other amortization	11	147	711	-	869
Net realized and unrealized (gains) losses and impairment on assets	(38)	587	(1,409)	-	(860)
Deferred income tax expenses (recoveries)	22	49	240	-	311
Net loss on reinsurance transactions (pre-tax)	-	33	38	-	71
Cash provided by (used in) operating activities before undernoted items	263	1,296	11,370	-	12,929
Dividends from unconsolidated subsidiaries	7,150	689	(595)	(7,244)	-
Changes in policy related and operating receivables and payables	221	1,387	11,957	-	13,565
Cash provided by (used in) operating activities	7,634	3,372	22,732	(7,244)	26,494
Investing activities
Purchases and mortgage advances	-	(19,159)	(111,964)	-	(131,123)
Disposals and repayments	-	16,485	96,186	-	112,671
Changes in investment broker net receivables and payables	-	(22)	312	-	290
Net cash increase (decrease) from sale (purchase) of subsidiaries	-	-	(297)	-	(297)
Investment in common shares of subsidiaries	(3,432)	-	-	3,432	-
Capital contribution to unconsolidated subsidiaries	-	(2)	-	2	-
Return of capital from unconsolidated subsidiaries	-	17	-	(17)	-
Notes receivable from parent	-	-	(938)	938	-
Notes receivable from subsidiaries	(135)	-	-	135	-
Cash provided by (used in) investing activities	(3,567)	(2,681)	(16,701)	4,490	(18,459)
Financing activities
Change in repurchase agreements and securities sold but not yet purchased	-	-	460	-	460
Issue of capital instruments, net	2,591	-	-	-	2,591
Redemption of capital instruments	(1,277)	(609)	-	-	(1,886)
Secured borrowing from securitization transactions	-	-	667	-	667
Changes in deposits from Bank clients, net	-	-	413	-	413
Lease payments	-	(3)	(115)	-	(118)
Shareholders’ dividends and other equity distributions	(3,159)	-	-	-	(3,159)
Common shares repurchased	(3,272)	-	-	-	(3,272)
Common shares issued, net	144	-	3,432	(3,432)	144
Contributions from (distributions to) non-controlling interests, net	-	-	(14)	-	(14)
Dividends paid to parent	-	595	(7,839)	7,244	-
Capital contributions by parent	-	-	2	(2)	-
Return of capital to parent	-	-	(17)	17	-
Notes payable to parent	-	-	135	(135)	-
Notes payable to subsidiaries	938	-	-	(938)	-
Cash provided by (used in) financing activities	(4,035)	(17)	(2,876)	2,754	(4,174)
Cash and short-term securities
Increase (decrease) during the year	32	674	3,155	-	3,861
Effect of foreign exchange rate changes on cash and short-term securities	8	363	826	-	1,197
Balance, beginning of year	86	4,004	15,794	-	19,884
Balance, end of year	126	5,041	19,775	-	24,942
Cash and short-term securities
Beginning of year
Gross cash and short-term securities	86	4,329	15,923	-	20,338
Net payments in transit, included in other liabilities	-	(325)	(129)	-	(454)
Net cash and short-term securities, beginning of year	86	4,004	15,794	-	19,884
End of year
Gross cash and short-term securities	126	5,436	20,227	-	25,789
Net payments in transit, included in other liabilities	-	(395)	(452)	-	(847)
Net cash and short-term securities, end of year	$126	$5,041	$19,775	$-	$24,942
Supplemental disclosures on cash flow information:
Interest received	$831	$3,872	$10,582	$(1,789)	$13,496
Interest paid	475	69	2,819	(1,789)	1,574
Income taxes paid (refund)	8	1	746	-	755
Consolidated Statement of Cash Flows

For the year ended December 31, 2023	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Operating activities
Net income (loss)	$5,103	$809	$6,247	$(6,552)	$5,607
Adjustments:
Equity in net income of unconsolidated subsidiaries	(4,932)	(811)	(809)	6,552	-
Increase (decrease) in insurance contract net liabilities	-	455	10,242	-	10,697
Increase (decrease) in investment contract liabilities	-	(112)	547	-	435
(Increase) decrease in reinsurance contract assets, excluding reinsurance transactions	-	28	946	-	974
Amortization of (premium) discount on invested assets	-	30	(171)	-	(141)
Contractual service margin (“CSM”) amortization	-	(455)	(1,543)	-	(1,998)
Other amortization	10	147	424	-	581
Net realized and unrealized (gains) losses and impairment on assets	3	471	(3,319)	-	(2,845)
Deferred income tax expenses (recoveries)	(11)	(141)	622	-	470
Stock option expense	-	(3)	5	-	2
Cash provided by (used in) operating activities before undernoted items	173	418	13,191	-	13,782
Dividends from unconsolidated subsidiaries	5,600	386	(679)	(5,307)	-
Changes in policy related and operating receivables and payables	(4)	(649)	7,294	-	6,641
Cash provided by (used in) operating activities	5,769	155	19,806	(5,307)	20,423
Investing activities
Purchases and mortgage advances	-	(15,165)	(68,856)	-	(84,021)
Disposals and repayments	-	16,159	54,122	-	70,281
Changes in investment broker net receivables and payables	-	12	9	-	21
Net cash increase (decrease) from sale (purchase) of subsidiaries	-	-	(1)	-	(1)
Investment in common shares of subsidiaries	(1,843)	-	-	1,843	-
Capital contribution to unconsolidated subsidiaries	-	(1)	-	1	-
Return of capital from unconsolidated subsidiaries	-	5	-	(5)	-
Notes receivable from parent	-	-	(4)	4	-
Notes receivable from subsidiaries	(25)	-	-	25	-
Cash provided by (used in) investing activities	(1,868)	1,010	(14,730)	1,868	(13,720)
Financing activities
Change in repurchase agreements and securities sold but not yet purchased	-	-	(693)	-	(693)
Issue of capital instruments, net	1,194	-	-	-	1,194
Redemption of capital instruments	(600)	-	-	-	(600)
Secured borrowing from securitization transactions	-	-	537	-	537
Changes in deposits from Bank clients, net	-	-	(895)	-	(895)
Lease payments	-	(3)	(95)	-	(98)
Shareholders’ dividends and other equity distributions	(2,972)	-	-	-	(2,972)
Common shares repurchased	(1,595)	-	-	-	(1,595)
Common shares issued, net	94	-	1,843	(1,843)	94
Contributions from (distributions to) non-controlling interests, net	-	-	(14)	-	(14)
Dividends paid to parent	-	679	(5,986)	5,307	-
Capital contributions by parent	-	-	1	(1)	-
Return of capital to parent	-	-	(5)	5	-
Notes payable to parent	-	-	25	(25)	-
Notes payable to subsidiaries	4	-	-	(4)	-
Cash provided by (used in) financing activities	(3,875)	676	(5,282)	3,439	(5,042)
Cash and short-term securities
Increase (decrease) during the year	26	1,841	(206)	-	1,661
Effect of foreign exchange rate changes on cash and short-term securities	(3)	(52)	(357)	-	(412)
Balance, beginning of year	63	2,215	16,357	-	18,635
Balance, end of year	86	4,004	15,794	-	19,884
Cash and short-term securities
Beginning of year
Gross cash and short-term securities	63	2,614	16,476	-	19,153
Net payments in transit, included in other liabilities	-	(399)	(119)	-	(518)
Net cash and short-term securities, beginning of year	63	2,215	16,357	-	18,635
End of year
Gross cash and short-term securities	86	4,329	15,923	-	20,338
Net payments in transit, included in other liabilities	-	(325)	(129)	-	(454)
Net cash and short-term securities, end of year	$86	$4,004	$15,794	$-	$19,884
Supplemental disclosures on cash flow information:
Interest received	$650	$3,369	$10,166	$(1,417)	$12,768
Interest paid	418	115	2,432	(1,417)	1,548
Income taxes paid (refund)	2	(1)	435	-	436